Financial instruments - additional disclosures - Activity in level 3 financial liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (6,046)
Balance as of December 31	(6,009)	$ (6,046)
Level 3 | Contingent consideration liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	(90)	(98)
Additions	(6)	0
Accretion for passage of time	(7)	(9)
Adjustments for changes in assumptions	7	17
Balance as of December 31	$ (96)	$ (90)